Employee Defined Contribution Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Contribution Plan Disclosures Abstract
Total employee defined contribution	$ 1,317,484	$ 237,531	$ 146,429